Leases - Cash flow (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Leases
Payment of principal portion of lease liabilities	€ (217)	€ (226)	€ (234)
Interest paid on lease liabilities	(26)	(24)	(25)
Total cash outflow for leases	€ (243)	€ (250)	€ (259)